Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Sumter County Industrial Development Authority(a)
Revenue Bonds
Green Bonds - Enviva, Inc.
Series 2022 (Mandatory Put 07/15/32)
07/15/2052	6.000%	3,000,000	2,938,632
Alaska 0.1%
Northern Tobacco Securitization Corp.(b)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	5,000,000	609,250
Arizona 2.4%
Arizona Industrial Development Authority(c)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	7.750%	3,000,000	3,189,101
Series 2021A
07/01/2051	6.000%	500,000	453,168
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,466,482
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	3,034,083
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,501,804
Series 2018
02/15/2048	5.000%	230,000	228,592
Maricopa County Industrial Development Authority(a),(c)
Revenue Bonds
Commercial Metals Co.
Series 2022
10/15/2047	4.000%	5,000,000	4,334,098
Total			15,207,328
California 4.9%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	390,000	402,609
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(a),(c),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,401,234
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,064,939
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,011,524
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	10,000	10,002
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	506,405
CMFA Special Finance Agency(c)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,593,312
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	5,000,000	3,903,880
Compton Unified School District(b)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,142,180
CSCDA Community Improvement Authority(c)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,500,060
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,174,767
Columbia High Yield Municipal Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.(b)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	4,710,320
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	950,748
Hastings Campus Housing Finance Authority(b),(c)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,264,352
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,034,689
Total			30,707,721
Colorado 8.8%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,000,000	3,244,643
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	917,932
City & County of Denver Airport System(a)
Revenue Bonds
Series 2022A
11/15/2047	5.000%	900,000	941,488
11/15/2053	5.500%	600,000	649,472
Colorado Bridge Enterprise(a)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,462,814
Colorado Educational & Cultural Facilities Authority(c)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	571,246
07/01/2061	4.000%	1,225,000	934,629
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	829,026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,949,407
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	3,000,000	3,238,312
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2058	5.000%	3,250,000	2,679,833
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	3,719,411
Eagle Brook Meadows Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,321,278
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,110,144
Fitzsimons Village Metropolitan District No. 3
Limited General Obligation Refunding Bonds
Series 2021A-1
12/01/2055	4.250%	2,000,000	1,509,768
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	3,963,539
Lanterns Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,190,875
Peak Metropolitan District No. 1(c)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.000%	1,150,000	1,038,981
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	1,963,555
RRC Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,143,558
Senac South Metropolitan District No. 1
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,630,471

2	Columbia High Yield Municipal Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sky Ranch Community Authority Board(c)
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,203,126
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2051	5.000%	3,000,000	2,754,303
Waterfront at Foster Lake Metropolitan District No. 2
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,850,922
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	4,000,000	3,043,190
Total			54,861,923
Connecticut 0.3%
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,673,076
District of Columbia 0.4%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	601,875
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,041,192
Total			2,643,067
Florida 8.1%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,000,000	3,758,152
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	219,444
01/01/2056	5.000%	1,000,000	939,860
Capital Trust Agency, Inc.(c),(d)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	884,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,242,500
Capital Trust Agency, Inc.(b),(c)
Subordinated
07/01/2061	0.000%	30,000,000	1,694,205
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,530,335
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,513,198
City of Tampa(b)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	379,775
County of Miami-Dade(b)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,133,251
County of Osceola Transportation(b)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	434,824
Series 2020A-2
10/01/2046	0.000%	3,175,000	953,082
10/01/2048	0.000%	2,000,000	539,705
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	3,000,000	3,139,072
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	1,739,676
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,104,221
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,110,350

Columbia High Yield Municipal Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Cornerstone Charter Academy Project
Series 2022
10/01/2052	5.125%	1,000,000	970,125
10/01/2056	5.250%	1,900,000	1,841,341
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,840,268
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,076,056
Florida Development Finance Corp.(a),(c)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	2,000,000	1,901,460
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,800,274
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	3,251,953
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,606,498
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,283,025
Seminole County Industrial Development Authority(c)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	667,358
06/15/2056	4.000%	1,410,000	1,097,546
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,026
Total			50,936,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.3%
City of Atlanta Department of Aviation(a)
Revenue Bonds
Series 2022B
07/01/2052	5.000%	2,100,000	2,199,006
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,415,164
Georgia State Road & Tollway Authority(c),(e)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	4,617,395
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,585,088
Savannah Economic Development Authority
Prerefunded 01/01/24 Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,713,894
Total			14,530,547
Idaho 0.9%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,000,000	3,050,002
Spring Valley Community Infrastructure District No. 1(c)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	3,000,000	2,315,133
Total			5,365,135
Illinois 9.6%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,376,163
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,723,896

4	Columbia High Yield Municipal Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,039,930
Series 2012A
12/01/2042	5.000%	1,000,000	992,375
Series 2016B
12/01/2046	6.500%	1,500,000	1,628,555
Series 2018D
12/01/2046	5.000%	5,000,000	4,898,924
Series 2022A
12/01/2047	4.000%	6,000,000	5,259,543
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2035	5.000%	500,000	525,268
Chicago O’Hare International Airport(a)
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	810,323
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,477,294
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,030,295
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	648,246
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,049,763
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,271,955
Metropolitan Pier & Exposition Authority(b)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,300,069
06/15/2038	0.000%	3,000,000	1,398,932
State of Illinois
Unlimited General Obligation Bonds
Series 2016
01/01/2041	5.000%	3,830,000	3,908,569
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
12/01/2035	5.000%	1,345,000	1,399,650
12/01/2038	5.000%	3,000,000	3,105,521
Series 2018A
05/01/2032	5.000%	2,500,000	2,639,718
05/01/2040	5.000%	4,000,000	4,139,200
05/01/2041	5.000%	3,910,000	4,039,120
05/01/2043	5.000%	3,000,000	3,087,967
Series 2020
05/01/2039	5.500%	570,000	618,883
05/01/2045	5.750%	750,000	819,293
Series 2022A
03/01/2047	5.500%	2,700,000	2,935,062
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,052,116
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	557,000	539,721
Total			59,716,351
Indiana 0.3%
Indiana Finance Authority(a),(c)
Revenue Bonds
RES Polyflow Indiana Project Green Bonds
Series 2019
03/01/2039	7.000%	2,000,000	1,593,105
Iowa 2.9%
Iowa Finance Authority
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,970,736	2,082,437
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	2,700,000	2,730,025
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	2,986,669
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,657,908
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	2,666,858

Columbia High Yield Municipal Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Tobacco Settlement Authority(b)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	6,106,070
Total			18,229,967
Kansas 0.9%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,680,465
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,155,000	2,967,652
Total			5,648,117
Kentucky 0.8%
City of Henderson(a),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	4,000,000	3,949,556
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,008,379
Total			4,957,935
Louisiana 1.2%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	27,056
Louisiana Public Facilities Authority(a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	3,420,000	3,460,091
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,150,139
Total			7,637,286
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.4%
Finance Authority of Maine(a),(c)
Revenue Bonds
Green Bonds Go Lab Madison LLC Project
Series 2021
12/01/2051	8.000%	3,000,000	2,410,451
Maryland 0.7%
Maryland Economic Development Corp.(a)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	2,000,000	2,115,801
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,291,887
Total			4,407,688
Massachusetts 0.9%
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,093,875
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,061,315
Massachusetts Educational Financing Authority(a)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,502,333
Total			5,657,523
Michigan 0.6%
Michigan Finance Authority(b)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	3,828,379
Minnesota 1.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	2,283,192
07/01/2050	6.125%	1,500,000	977,937

6	Columbia High Yield Municipal Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	482,639
05/01/2051	5.000%	1,500,000	1,415,735
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,245,000	1,908,250
Total			7,067,753
Missouri 1.0%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,800,000	1,599,014
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,346,955
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,007,312
Total			5,953,281
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,108,796
Nebraska 0.3%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	1,700,000	1,782,155
Nevada 1.0%
City of Reno(b),(c)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	16,000,000	2,129,918
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,537,869
Series 2018A
12/15/2048	5.000%	1,500,000	1,500,337
Total			6,168,124
New Hampshire 0.7%
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,566,251
New Hampshire Health and Education Facilities Authority Act(d)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,500,000	1,000,000
Total			4,566,251
New Jersey 2.9%
Middlesex County Improvement Authority(d)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority(a)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,001,427
New Jersey Economic Development Authority
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,220,000	1,247,329
Series 2015WW
06/15/2040	5.250%	350,000	361,282
New Jersey Higher Education Student Assistance Authority(a)
Revenue Bonds
Subordinated Series 2013-1B
12/01/2043	4.750%	5,000,000	5,001,668
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,786,262
Series 2019
06/15/2046	5.000%	5,000,000	5,163,810

Columbia High Yield Municipal Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.(a)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	605,259
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	862,283
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,032,555
Total			18,061,887
New York 4.5%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,347,997
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	715,000	728,539
Glen Cove Local Economic Assistance Corp.(e)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,169,389
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	250,000	218,743
Jefferson County Industrial Development Agency(a),(c)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	745,200
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,156,772
Nassau County Tobacco Settlement Corp.(b)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,363,612
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	3,000,000	2,821,651
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,344,492
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	5,500,000	5,653,931
10/01/2045	4.375%	2,500,000	2,310,006
Westchester County Local Development Corp.(c)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,478,158
Total			28,338,490
North Carolina 2.2%
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,822,319	2,857,769
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	3,500,000	3,335,879
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,119,034
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	2,662,338
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,052,605
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,193,885

8	Columbia High Yield Municipal Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(b)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	752,431
Total			13,973,941
Ohio 3.4%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	16,370,000	15,567,718
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	1,773,668
Hickory Chase Community Authority(c)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,395,000	1,305,111
Lake County Port & Economic Development Authority(c),(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,792,000
Ohio Air Quality Development Authority(a)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	456,875
Ohio Air Quality Development Authority(a),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	500,444
Total			21,395,816
Oregon 1.1%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	885,939
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,140,379
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	775,000	761,316
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2056	5.000%	2,500,000	2,125,550
Total			6,913,184
Pennsylvania 3.5%
Allentown Neighborhood Improvement Zone Development Authority(c)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	3,000,000	3,106,566
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,377,801
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,331,091
Dauphin County Industrial Development Authority(a)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,419,458
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,691,651
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,019,791
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,502,741
Pennsylvania Economic Development Financing Authority(c),(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,045,000

Columbia High Yield Municipal Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(a)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,650,000	1,689,003
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	1,983,904
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,770,722
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,006,914
Total			21,944,642
Puerto Rico 6.3%
Commonwealth of Puerto Rico(b)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,001,691	1,478,333
Commonwealth of Puerto Rico(b),(f)
Revenue Notes
Subordinated Series 2022
11/01/2043	0.000%	2,514,727	1,295,085
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	168,169	155,346
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	1,631,118	1,785,699
07/01/2033	4.000%	503,640	470,701
07/01/2035	4.000%	452,705	415,022
07/01/2037	4.000%	388,540	347,040
07/01/2041	4.000%	528,266	459,595
07/01/2046	4.000%	1,719,389	1,453,823
Puerto Rico Commonwealth Aqueduct & Sewer Authority(f)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	3,000,000	3,003,645
Puerto Rico Electric Power Authority(d)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,620,000
Series 2010XX
07/01/2040	0.000%	8,500,000	6,885,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highway & Transportation Authority(d),(f)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	1,000,000	300,000
Series 2007M
07/01/2037	0.000%	3,055,000	916,500
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,000,000	300,000
Puerto Rico Sales Tax Financing Corp.(b),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,000,000	12,546,305
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	6,000,000	5,805,641
Total			39,237,735
South Carolina 2.3%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,395,081
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	670,762
05/01/2048	5.125%	1,500,000	1,327,318
South Carolina Jobs-Economic Development Authority(a),(c)
Revenue Bonds
Green Bonds - Last Step Recycling Project
Series 2021
06/01/2051	6.500%	3,000,000	2,400,824
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	6,000,000	5,424,713
Total			14,218,698
Tennessee 0.6%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,750,000	3,460,226

10	Columbia High Yield Municipal Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 7.5%
Angelina & Neches River Authority(a),(c)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	3,000,000	2,419,620
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,822,519
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,352,726
Brazoria County Industrial Development Corp.(a),(c),(g)
Revenue Bonds
Aleon Renewable Metals LLC Project
Series 2022
06/01/2042	10.000%	2,000,000	1,960,898
City of Houston Airport System(a)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,420,422
Revenue Bonds
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	2,850,000	2,568,952
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,588,495
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,200,000	1,135,719
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	3,500,000	3,150,000
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	896,500
Series 2016A-1
07/01/2046	0.000%	950,000	703,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	964,959
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	850,000
Series 2015A
07/01/2047	5.000%	1,000,000	850,000
Westminster Project
Series 2021
11/01/2055	4.000%	500,000	415,898
Port Beaumont Navigation District(a),(c)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	1,578,233
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,750,000	1,135,020
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	963,477
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,223,795
Sanger Industrial Development Corp.(a),(c),(d)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,950,000
Texas Private Activity Bond Surface Transportation Corp.(a)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,300,000	6,361,168
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,270,568
12/31/2055	5.000%	3,515,000	3,546,588

Columbia High Yield Municipal Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	507,838
Total			46,873,895
Utah 2.3%
Black Desert Public Infrastructure District(c)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,288,050
Downtown East Streetcar Sewer Public Infrastructure District(c),(h)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,000,000	1,999,480
Mida Golf and Equestrian Center Public Infrastructure District(c)
Limited General Obligation Bonds
Series 2021
06/01/2057	4.625%	3,000,000	2,353,570
Red Bridge Public Infrastructure District No. 1(c)
Limited General Obligation Bonds
Series 2021-1A
02/01/2041	4.125%	500,000	412,398
02/01/2051	4.375%	1,100,000	880,347
Subordinated Series 2021B
08/15/2051	7.375%	600,000	503,686
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	4,000,000	3,475,744
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,000,000	2,544,545
Total			14,457,820
Virginia 3.5%
City of Chesapeake Expressway Toll Road(e)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	7,528,868
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,194,468
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	5,000,000	5,000,073
Virginia Small Business Financing Authority(a)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	7,925,000	8,056,875
Total			21,780,284
Washington 3.4%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,107,236
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,282,993
12/01/2045	6.250%	2,500,000	2,569,841
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,204,763
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	6,000,000	5,802,890
Washington State Housing Finance Commission(c)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	1,000,000	1,003,592
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,014,711
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,800,000	1,537,431
Total			21,523,457
Wisconsin 4.2%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,542,436

12	Columbia High Yield Municipal Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,927,096
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,103,432
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,336,861
Public Finance Authority(a)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	5,000,000	3,666,849
Wisconsin Center District(b)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	2,902,779
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,531,511
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,624,286
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	693,879
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	3,034,688
Total			26,363,817
Total Municipal Bonds (Cost $693,508,082)			619,750,313

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.441%(i)	105,584	105,574
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.342%(i)	1,154,599	1,154,599
Total Money Market Funds (Cost $1,260,183)		1,260,173
Total Investments in Securities (Cost $694,768,265)		621,010,486
Other Assets & Liabilities, Net		4,203,600
Net Assets		$625,214,086

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2022, the total value of these securities amounted to $148,331,731, which represents 23.72% of total net assets.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2022, the total value of these securities amounted to $25,866,962, which represents 4.14% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2022.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2022, the total value of these securities amounted to $29,254,402, which represents 4.68% of total net assets.
(g)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2022.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2022.
Columbia High Yield Municipal Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2022 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia High Yield Municipal Fund | First Quarter Report 2022

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